Supplemental Guarantor Financial Information (Condensed Consolidated Statement Of Comprehensive Income) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income attributable to AerCap Holdings N.V.		$ 1,178,730	$ 810,447	$ 292,410
Other comprehensive income:
Change in fair value of derivatives, net of tax	[1]	338	4,542	4,975
Actuarial gain (loss) on pension obligations, net of tax		250	(1,547)	(464)
Total other comprehensive income		588	2,995	4,511
Total comprehensive income attributable to AerCap Holdings N.V.		1,179,318	813,442	296,921
AerCap Aviation Notes [Member]
Net income attributable to AerCap Holdings N.V.		1,179,000	810,000	292,000
Other comprehensive income:
Change in fair value of derivatives, net of tax			5,000	5,000
Actuarial gain (loss) on pension obligations, net of tax			(2,000)
Total other comprehensive income			3,000	5,000
Total comprehensive income attributable to AerCap Holdings N.V.		1,179,000	813,000	297,000
AerCap Aviation Notes [Member] | AerCap Holdings N.V. [Member]
Net income attributable to AerCap Holdings N.V.		1,179,000	810,000	292,000
Other comprehensive income:
Share of other comprehensive income (loss) from subsidiaries			3,000	5,000
Total comprehensive income attributable to AerCap Holdings N.V.		1,179,000	813,000	297,000
AerCap Aviation Notes [Member] | AerCap Aviation Solutions B.V [Member]
Net income attributable to AerCap Holdings N.V.		(15,000)	(20,000)	(12,000)
Other comprehensive income:
Total comprehensive income attributable to AerCap Holdings N.V.		(15,000)	(20,000)	(12,000)
AerCap Aviation Notes [Member] | AerCap Ireland [Member]
Net income attributable to AerCap Holdings N.V.		1,072,000	700,000	140,000
Other comprehensive income:
Actuarial gain (loss) on pension obligations, net of tax			3,000
Total other comprehensive income			3,000
Share of other comprehensive income (loss) from subsidiaries				5,000
Total comprehensive income attributable to AerCap Holdings N.V.		1,072,000	703,000	145,000
AerCap Aviation Notes [Member] | Non-Guarantors [Member]
Net income attributable to AerCap Holdings N.V.		1,277,000	902,000	315,000
Other comprehensive income:
Change in fair value of derivatives, net of tax			5,000	5,000
Actuarial gain (loss) on pension obligations, net of tax			(5,000)
Total other comprehensive income				5,000
Total comprehensive income attributable to AerCap Holdings N.V.		1,277,000	902,000	320,000
AerCap Aviation Notes [Member] | Eliminations [Member]
Net income attributable to AerCap Holdings N.V.		(2,334,000)	(1,582,000)	(443,000)
Other comprehensive income:
Share of other comprehensive income (loss) from subsidiaries			(3,000)	(10,000)
Total comprehensive income attributable to AerCap Holdings N.V.		$ (2,334,000)	$ (1,585,000)	$ (453,000)

[1]	During the year ended December 31, 2015, we did not reclassify any amounts from AOCI to our Consolidated Income Statement. During the year ended December 31, 2014, we reclassified $3.1 million from AOCI to interest expense in our Consolidated Income Statement. During the year ended December 31, 2013, we entered into interest rate swaps for which we applied cash flow hedge accounting treatment and no amounts were reclassified from AOCI to our Consolidated Income Statement.